Note 12 - Deferred Share Units (Tables)	12 Months Ended
Nov. 30, 2018
Deferred Compensation Arrangements Disclosure [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity
	November 30, 2018		November 30, 2017		November 30, 2016
	$	shares	$	shares	$	shares

Additional paid in capital	7,565	866	30,355	1,738	31,628	1,674
Accrued liability	-	-	7,562	866	7,261	235